Leases	12 Months Ended
Dec. 31, 2023
Leases
Leases

(D.5)   Leases

y Accounting Policies, Judgments, and Estimates

Under IFRS 16, a contract is or contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. As a lessee, SAP recognizes a right-of-use asset representing its right to use the underlying asset and a lease liability representing its obligation to make lease payments. The right-of-use assets are depreciated on a straight-line basis and interest expense is recognized on the lease liabilities. The vast majority of our leases consist of facility and data center leases. Payments for short-term and low-value leases are expensed over the lease term. Extension options are included in the lease term if their exercise is reasonably certain.

Leases in the Balance Sheet

€ millions	12/31/2023	12/31/2022
Right-of-use assets
Right-of-use assets – land and buildings	1,320	1,758
Right-of-use assets – other property, plant, and equipment	55	43
Total right-of-use assets	1,375	1,801
/ Property, plant, and equipment	4,276	4,934
Right-of-use assets as % of / Property, plant, and equipment	32	37

Lease liabilities
Current lease liabilities	294	349
/ Current financial liabilities	1,735	4,808
Current lease liabilities as % of / Current financial liabilities	17	7

Non-current lease liabilities	1,327	1,791
/ Non-current financial liabilities	7,941	9,547
Non-current lease liabilities as % of / Non-current financial liabilities	17	19

SAP is committed to future minimum lease payments in the amount of €37 million (2022: €49 million) for facility leases that had not yet commenced as at December 31, 2023.

Leases in the Income Statement

€ millions	2023	2022
Lease expenses within operating profit
Depreciation of right-of-use assets	325	397

For more information about right-of-use asset additions, see Note (D.4), and for a maturity analysis of lease liabilities, see Note (F.1). For more information about the cash flow related to lease liabilities, see the “Reconciliation of Liabilities Arising from Financing Activities” table within Note (E.3).